Fair values of financial assets and financial liabilities (Tables)	12 Months Ended
Sep. 30, 2021
Fair values of financial assets and financial liabilities
Summary of the attribution of financial instruments measured at fair value to the fair value hierarchy

	2021				2020
$m	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Consolidated
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	6,221	14,875	5	21,101	8,059	32,387	221	40,667
Derivative financial instruments	22	19,305	26	19,353	10	23,353	4	23,367
Investment securities	19,282	62,923	277	82,482	18,032	72,370	153	90,555
Loans	-	74	36	110	-	540	21	561
Life insurance assets	-	-	-	-	617	2,976	-	3,593
Assets held for sale	1,309	1,663	-	2,972	-	-	-	-
Total financial assets measured at fair value on a recurring basis	26,834	98,840	344	126,018	26,718	131,626	399	158,743
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings[1]	-	46,665	-	46,665	-	35,764	-	35,764
Other financial liabilities[2]	1,478	4,968	-	6,446	420	4,229	-	4,649
Derivative financial instruments	35	17,992	32	18,059	10	23,031	13	23,054
Debt issues[3]	-	5,514	-	5,514	-	5,333	-	5,333
Life insurance liabilities	-	-	-	-	-	1,396	-	1,396
Liabilities held for sale	-	447	-	447	-	-	-	-
Total financial liabilities measured at fair value on a recurring basis	1,513	75,586	32	77,131	430	69,753	13	70,196

Parent Entity
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,542	13,233	4	18,779	7,074	30,763	193	38,030
Derivative financial instruments	22	19,081	24	19,127	10	22,781	3	22,794
Investment securities	17,228	60,511	75	77,814	15,714	70,040	69	85,823
Loans	-	74	17	91	-	540	21	561
Due from subsidiaries	-	1,163	-	1,163	-	663	-	663
Total financial assets measured at fair value on a recurring basis	22,792	94,062	120	116,974	22,798	124,787	286	147,871
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings[1]	-	43,372	-	43,372	-	32,991	-	32,991
Other financial liabilities[2]	1,478	4,415	-	5,893	420	4,229	-	4,649
Derivative financial instruments	35	17,822	32	17,889	10	22,756	13	22,779
Debt issues[3]	-	2,664	-	2,664	-	2,986	-	2,986
Due to subsidiaries	-	867	-	867	-	239	-	239
Total financial liabilities measured at fair value on a recurring basis	1,513	69,140	32	70,685	430	63,201	13	63,644

1.	The contractual outstanding amount payable at maturity was $46,661 million (2020: $35,764 million) for the Group and $43,367 million (2020: $32,990 million) for the Parent Entity.
2.	The contractual outstanding amount payable at maturity for the Group is $6,446 million (2020: $4,649 million) and $5,893 million for the Parent Entity (2020: $4,649 million).
3.

The contractual outstanding amount payable at maturity was $5,357 million (2020: $5,062 million) for the Group and $2,507 million (2020: $2,714 million) for the Parent Entity. The cumulative change in the fair value of debt issues attributable to changes in Westpac’s own credit risk was $14 million increase (2020: $5 million increase) for the Group and Parent Entity.

Summary of the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3)

	Trading
	securities and
	financial assets			Total		Total
	measured	Investment		Level 3		Level 3
$m	as FVIS	securities	Other[1]	assets	Derivatives	liabilities
Consolidated
Balance as at 30 September 2019	220	134	45	399	29	29
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(2)	-	(2)	(4)	(4)	(4)
OCI	-	(15)	-	(15)	-	-
Acquisitions and issues	26	40	12	78	7	7
Disposals and settlements	(23)	(6)	(30)	(59)	(19)	(19)
Transfer into or out of non-market observables	-	-	-	-	-	-
Foreign currency translation impacts	-	-	-	-	-	-
Balance as at 30 September 2020	221	153	25	399	13	13
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	548	-	20	568	16	16
OCI	-	50	-	50	-	-
Acquisitions and issues	2	257	10	269	8	8
Disposals and settlements	(665)	(7)	(15)	(687)	(4)	(4)
Transfer into or out of non-market observables	(101)	(176)	22	(255)	(1)	(1)
Foreign currency translation impacts	-	-	-	-	-	-
Balance as at 30 September 2021	5	277	62	344	32	32
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at:
30 September 2020	(4)	-	3	(1)	(3)	(3)
30 September 2021	3	-	25	28	(24)	(24)

Parent Entity
Balance as at 30 September 2019	193	66	44	303	28	28
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(2)	-	(2)	(4)	(4)	(4)
OCI	-	-	-	-	-	-
Acquisitions and issues	26	3	12	41	7	7
Disposals and settlements	(24)	-	(30)	(54)	(18)	(18)
Transfer into or out of non-market observables	-	-	-	-	-	-
Foreign currency translation impacts	-	-	-	-	-	-
Balance as at 30 September 2020	193	69	24	286	13	13
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	3	-	20	23	16	16
OCI	-	(2)	-	(2)	-	-
Acquisitions and issues	1	183	8	192	8	8
Disposals and settlements	(193)	-	(10)	(203)	(4)	(4)
Transfer into or out of non-market observables	-	(175)	(1)	(176)	(1)	(1)
Foreign currency translation impacts	-	-	-	-	-	-
Balance as at 30 September 2021	4	75	41	120	32	32
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at:
30 September 2020	(4)	-	3	(1)	(3)	(3)
30 September 2021	3	-	25	28	(24)	(24)

1.	Other is comprised of derivative financial assets and certain loans.

Schedule of estimated fair value and fair value hierarchy of financial instruments not measured at fair value

		Estimated fair value
Consolidated	Carrying
$m	amount	Level 1	Level 2	Level 3	Total
2021
Financial assets not measured at fair value
Cash and balances with central banks	71,353	71,353	-	-	71,353
Collateral paid	4,232	4,232	-	-	4,232
Investment securities	935	-	331	604	935
Loans	709,674	-	-	710,284	710,284
Other financial assets	6,394	-	6,394	-	6,394
Assets held for sale	1,041	7	19	1,015	1,041
Total financial assets not measured at fair value	793,629	75,592	6,744	711,903	794,239
Financial liabilities not measured at fair value
Collateral received	2,368	2,368	-	-	2,368
Deposits and other borrowings	580,290	-	576,293	3,819	580,112
Other financial liabilities	43,863	-	43,863	-	43,863
Debt issues[1]	123,265	-	123,826	743	124,569
Loan capital[1]	29,067	-	30,147	-	30,147
Liabilities held for sale	28	-	28	-	28
Total financial liabilities not measured at fair value	778,881	2,368	774,157	4,562	781,087

2020
Financial assets not measured at fair value
Cash and balances with central banks	30,129	30,129	-	-	30,129
Collateral paid	4,778	4,778	-	-	4,778
Investment securities	984	-	424	560	984
Loans	692,498	-	-	694,264	694,264
Other financial assets	5,474	-	5,474	-	5,474
Total financial assets not measured at fair value	733,863	34,907	5,898	694,824	735,629
Financial liabilities not measured at fair value
Collateral received	2,250	2,250	-	-	2,250
Deposits and other borrowings	555,367	-	552,192	3,429	555,621
Other financial liabilities	36,276	-	36,276	-	36,276
Debt issues[1]	144,992	-	144,660	1,742	146,402
Loan capital[1]	23,949	-	23,934	-	23,934
Total financial liabilities not measured at fair value	762,834	2,250	757,062	5,171	764,483

1.The estimated fair values of debt issues and loan capital include the impact of changes in Westpac's credit spreads since origination.

Note 22. Fair values of financial assets and financial liabilities (continued)

		Estimated fair value
Parent Entity	Carrying
$m	amount	Level 1	Level 2	Level 3	Total
2021
Financial assets not measured at fair value
Cash and balances with central banks	62,754	62,754	-	-	62,754
Collateral paid	4,055	4,055	-	-	4,055
Investment securities	49	-	2	47	49
Loans	618,322	-	-	619,061	619,061
Due from subsidiaries[1]	162,794	-	123,164	34,525	157,689
Other financial assets	5,486	-	5,486	-	5,486
Assets held for sale	1,015	-	-	1,015	1,015
Total financial assets not measured at fair value	854,475	66,809	128,652	654,648	850,109
Financial liabilities not measured at fair value
Collateral received	2,189	2,189	-	-	2,189
Deposits and other borrowings	506,815	-	505,367	1,241	506,608
Other financial liabilities	41,370	-	41,370	-	41,370
Debt issues[2]	105,546	-	106,713	-	106,713
Due to subsidiaries	177,949	-	7,569	170,380	177,949
Loan capital[2]	29,067	-	30,147	-	30,147
Liabilities held for sale	3	-	3	-	3
Total financial liabilities not measured at fair value	862,939	2,189	691,169	171,621	864,979

2020
Financial assets not measured at fair value
Cash and balances with central banks	25,436	25,436	-	-	25,436
Collateral paid	4,641	4,641	-	-	4,641
Investment securities	3	-	3	-	3
Loans	607,263	-	-	608,602	608,602
Due from subsidiaries[1]	169,139	-	126,623	43,669	170,292
Other financial assets	4,745	-	4,745	-	4,745
Total financial assets not measured at fair value	811,227	30,077	131,371	652,271	813,719
Financial liabilities not measured at fair value
Collateral received	1,862	1,862	-	-	1,862
Deposits and other borrowings	488,622	-	487,452	1,292	488,744
Other financial liabilities	35,507	-	35,507	-	35,507
Debt issues[2]	124,680	-	125,896	-	125,896
Due to subsidiaries	186,024	-	6,805	179,219	186,024
Loan capital[2]	23,949	-	23,934	-	23,934
Total financial liabilities not measured at fair value	860,644	1,862	679,594	180,511	861,967

1.	Due from subsidiaries excluded $11,389 million (2020: $11,177 million) of long-term debt instruments with equity-like characteristics which are part of the total investment in subsidiaries.
2.	The estimated fair values of debt issues and loan capital include the impact of changes in Westpac's credit spreads since origination.